Related Party Consulting Agreements (Details)	1 Months Ended				6 Months Ended
	Mar. 31, 2021 CHF (SFr)	Feb. 28, 2021 CHF (SFr)	Oct. 31, 2020 CHF (SFr)	Oct. 31, 2019 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Oct. 31, 2019 CHF (SFr)
Related Party Consulting Agreements (Details) [Line Items]
Consulting fees				$ 2,705			SFr 2,500
Raising fund				5.00%
Consulting Agreement [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses					$ 19,045	$ 82,830
CHG BioVenture SA [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses					$ 74,989	82,331
Monthly fee (in Francs) | SFr			SFr 17,500
Bonus annual fee percentage			15.00%
Other transaction percentage			1.00%
Related party description					the Company has agreed to pay CHG BioVenture SA a monthly fee CHF 4’375 ($4,733) plus 7.7% VAT for his services. In addition, CHG BioVenture SA is eligible for a 1% success fee payment in the event of closing of a partnering agreement in China.
Mr. Roy [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses					$ 49,728	52,298
Service payable (in Francs) | SFr	SFr 2,000
Mr. Konofal [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses					103,582	87,107
Service payable (in Francs) | SFr		SFr 2,000
Mr. Camozzi [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses					75,121	$ 53,002
Service payable (in Francs) | SFr	SFr 230
VATServicesPercentage	7.70%
Mr. Hellmann [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses					13,333
Annual salary					160,000
Bonus amount					$ 56,000